Property and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, net
Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Quantum computer systems	$13,425	$13,425
Lab equipment	6,664	6,645
Computer equipment	3,439	3,305
Leasehold improvements	1,074	1,074
Furniture and fixtures	318	316
Construction-in-progress	379	285

Total property and equipment	25,299	25,050
Less: Accumulated depreciation	(22,762)	(21,801)

Property and equipment, net	$2,537	$3,249

DWave System [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Quantum computer systems	$13,425	$12,103
Lab equipment	6,645	6,315
Computer equipment	3,305	2,954
Leasehold improvements	1,074	1,072
Furniture and fixtures	316	316
Construction-in-progress	285	502

Total property and equipment	25,050	23,262
Less: Accumulated depreciation	(21,801)	(20,368)

Property and equipment, net	$3,249	$2,894